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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2006
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York             08-02-2006
-------------------          ------------------             ----------
   (Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           84
                                         -----------
Form 13F Information Table Value Total:    1,406,999
                                         -----------
                                         (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 June 30, 2006

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
African Bank Investments       COM              S01035112      122    31250 SH       SOLE                    31250
Alliance Bernstein Holding LP  COM              01881G106     4977    81400 SH       SOLE                    81400
Allied Capital Corp.           COM              01903Q108     6724   233700 SH       SOLE                   233700
Altria Group Inc               COM              02209S103     7090    96550 SH       SOLE                    96550
Anadarko                       COM              032511107    12695   266200 SH       SOLE                                     266200
Anglo American plc             COM              03485P102    28321  1385590 SH       SOLE                   232950           1152640
Archer Daniels                 COM              039483102    32267   781650 SH       SOLE                                     781650
Arrow Electronics              COM              042735100    16842   523052 SH       SOLE                                     523052
Ascendas Real Estate Investmen COM              Y0205X103       49    40000 SH       SOLE                    40000
BRE Properties                 COM              05564E106     2970    54000 SH       SOLE                    54000
Bank of America                COM              060505104    43473   903800 SH       SOLE                   116000            787800
Bellsouth Corp                 COM              079860102    45952  1269400 SH       SOLE                   183000           1086400
Borg Warner Inc.               COM              099724106    35776   549550 SH       SOLE                                     549550
Bristol Meyers                 COM              110122108     6672   258000 SH       SOLE                   258000
Canadian National              COM              136375102    17783   406470 SH       SOLE                                     406470
Canadian Pacific Ltd           COM              13645T100    15132   295900 SH       SOLE                                     295900
Chevron Corp                   COM              166764100     6619   106650 SH       SOLE                   106650
Chubb Corp                     COM              171232101    37640   754300 SH       SOLE                                     754300
Citigroup, Inc.                COM              172967101    17330   359170 SH       SOLE                    85420            273750
Compass Bancshares             COM              20449H109     3255    58550 SH       SOLE                    58550
ConocoPhilips                  COM              20825C104    27034   412550 SH       SOLE                    39050            373500
Dow Chemical                   COM              260543103     2763    70800 SH       SOLE                    70800
Encana Corp                    COM              292505104    25759   489350 SH       SOLE                                     489350
Enerplus Resourses Fund        COM              29274D604      211     3750 SH       SOLE                     3750
Equigold NL                    COM              6319959         44    37400 SH       SOLE                    37400
Equity Res. Properties         COM              29476L107     3404    76100 SH       SOLE                    76100
General Electric               COM              369604103    31147   945000 SH       SOLE                                     945000
General Mills                  COM              370334104    32954   637900 SH       SOLE                                     637900
HJ Heinz CO                    COM              423074103     5723   138850 SH       SOLE                   138850
Hartford Financial             COM              416515104    34914   412700 SH       SOLE                                     412700
Health Care Properties Invt    COM              421915109     3329   124500 SH       SOLE                   124500
Healthcare Realty Tr.          COM              421946104     1921    60300 SH       SOLE                    60300
Hewlett Packard                COM              428236103    28648   904300 SH       SOLE                                     904300
Home Depot                     COM              437076102    33381   932700 SH       SOLE                                     932700
IOI Properties Berhad          COM              6502458        138    63000 SH       SOLE                    63000
JP Morgan Chase                COM              46625H100    48869  1163550 SH       SOLE                   174750            988800
Kimberly Clark                 COM              494368103    42169   683450 SH       SOLE                   106000            577450
Kraft Foods Inc.               COM              50075N104    31347  1014450 SH       SOLE                                    1014450
Kuala Lumpur Kepong            COM              6497446        118    44500 SH       SOLE                    44500
Kungsleden AB                  COM              W53033101      139    11850 SH       SOLE                    11850
Merrill Lynch & Co.            COM              590188108    33455   480950 SH       SOLE                                     480950
Metlife Inc.                   COM              59156R108    37365   729650 SH       SOLE                                     729650
Nat. Bank of Canada            COM              633067103     3418    66250 SH       SOLE                    66250
PPG Industries Inc.            COM              693506107     4587    69500 SH       SOLE                    69500
Parkway Holdings               COM              V71793109      184   118000 SH       SOLE                   118000
Petra Foods Ltd                COM              Y6804G102       18    21000 SH       SOLE                    21000
Pfizer Inc.                    COM              717081103    47521  2024750 SH       SOLE                   304000           1720750
Pinnacle West                  COM              723484101     3592    90000 SH       SOLE                    90000
Raffles Medical Group          COM              Y7174H100      151   297000 SH       SOLE                   297000
Raytheon Co.(New)              COM              755111507    30062   674500 SH       SOLE                    76000            598500
Regions Financial Corp         COM              7591EP100    44076  1330800 SH       SOLE                   202050           1128750
Rojana Indus Park - Foreign    COM              Y7323X147       80   267000 SH       SOLE                   267000
Sanofi Aventis                 COM              80105N105    41865   859650 SH       SOLE                                     859650
Sara Lee Corp                  COM              803111103      650    40550 SH       SOLE                    40550
Sarin Technologies             COM              573932KX7      107   157000 SH       SOLE                   157000
Schering Plough                COM              806605101     2855   150000 SH       SOLE                   150000
Shenzhen Expressway            COM              Y7741B107       79   165000 SH       SOLE                   165000
Singapore Telecom - Local      COM              Y79985175      194   121000 SH       SOLE                   121000
Tat Hong Holdings Ltd          COM              Y8548U124      253   382000 SH       SOLE                   382000
Teco Energy Inc.               COM              872375100     3051   204200 SH       SOLE                   204200
Telenor ASA LOCAL              COM              R21882106      184    15200 SH       SOLE                    15200

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 June 30, 2006

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Tidewater Inc.                 COM              886423102    22863   464700 SH       SOLE                                     464700
UBS Securities                 COM              H89231338    36316   331050 SH       SOLE                    51250            279800
Unicredito Italiano SpA        COM              T95132105      198    25250 SH       SOLE                    25250
Verizon                        COM              92343V104    44979  1343050 SH       SOLE                   214300           1128750
Wachovia Corp 2nd New          COM              929903102    39546   731250 SH       SOLE                    90900            640350
Weyerhaeuser & Co              COM              962166104    27932   448700 SH       SOLE                    68600            380100
Ford Motor Cap Tr II           PFD              345395206     2741    98600 SH       SOLE                    98600
Australia & New Zealand Bkg AD ADR              052528304     4423    44570 SH       SOLE                    44570
Barclays Bank ADR              ADR              06738E204      726    15850 SH       SOLE                    15850
Cemex SA                       ADR              151290889    33105   581094 SH       SOLE                   104100            476994
Companhia Energetica de Minas  ADR              204409601     2004    47030 SH       SOLE                    47030
Diageo PLC ADR                 ADR              25243Q205    49244   729000 SH       SOLE                   113650            615350
GlaxoSmithkline - ADR          ADR              37733W105    47293   847550 SH       SOLE                   136750            710800
HSBC Holdings                  ADR              404280406     6918    78300 SH       SOLE                    78300
Icici Bank - ADR               ADR              45104G104     8889   375850 SH       SOLE                     4800            371050
Kimberly Clark of Mex          ADR              494386204      470    29450 SH       SOLE                    29450
Nestles SA ADR                 ADR              641069406    34880   447750 SH       SOLE                     1600            446150
New Zealand Tele.              ADR              879278208     1380    69380 SH       SOLE                    69380
Nokia Sponsored ADR            ADR              654902204    32480  1603150 SH       SOLE                     6550           1596600
Petrochina Co. Ltd - ADR       ADR              71646E100     3450    31950 SH       SOLE                    31950
Petroleo Brasileiro            ADR              71654V408    18219   204000 SH       SOLE                    52050            151950
Taiwan Semiconductor Mfg Co    ADR              874039100      129    14008 SH       SOLE                    14008
Unilever NV                    ADR              904784709    39367  1745750 SH       SOLE                   308550           1437200
REPORT SUMMARY                 84 DATA RECORDS             1406999           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.


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